UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47TH Floor
          New York, NY  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                 2/14/06
[Signature]                         [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $2,646,452
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name

         01       28-4690                   High River Limited Partnership

         02       28-4970                   High Coast Limited Partnership

         03       28-2662                   Barberry Corp.

         04       28-4460                   Highcrest Investors Corp.

         05       28-11469                  Gascon Partners

         06       28-                       American Real Estate Holdings L.P.


                                               Form 13F Information Table
                                      Name of Reporting Manager: Carl C. Icahn

Column 1:           Column 2:   Column3:     Column 4:     Column 5:              Column 6:      Column 7:        Column 8:

NAME OF ISSUER      TITLE OF    CUSIP        FAIR          SHRS OR   SH/        INVESTMENT       OTHER              VOTING
                    CLASS       NUMBER       MARKET        PRN AMT   PRN        DISCRETION      MANAGER           AUTHORITY
                                             VALUE                                                                 (SHARES)
                                             (x000)                         (a)   (b)     (c)            (a)       (b)
                                                                            Sole Shared  Shared          Sole     Shared      None
                                                                                 Defined Other

ADVENTRX            COM         00764X103       2,837      864,865   SH           X                1              864,865
PHARMACEUTICALS

AMERICAN REAL       DEPOSITRY   029169109     157,554    4,087,000   SH           X                3            4,087,000
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109      15,952      413,793   SH           X                               413,793
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109   1,380,469   35,809,836   SH           X                2           35,809,836
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109     133,097    3,452,586   SH           X                4            3,452,586
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109     458,443   11,892,167   SH           X                5           11,892,167
ESTATE PARTNR       UNIT

BKF CAPTIAL GROUP   COM         05548G102       9,453      498,820   SH           X                1              498,820

BLOCKBUSTER INC     CL A        093679108       3,368      898,000   SH           X                3              898,000

BLOCKBUSTER INC     CL A        093679108       5,246    1,398,820   SH           X                1            1,398,820

BLOCKBUSTER INC     CL B        093679207       1,135      340,906   SH           X                3              340,906

BLOCKBUSTER INC     CL B        093679207       2,572      772,320   SH           X                1              772,320

IMCLONE SYS INC     COM         45245W109      30,843      900,800   SH           X                3              900,800

IMCLONE SYS INC     COM         45245W109       6,848      200,000   SH           X                               200,000

IMCLONE SYS INC     COM         45245W109     143,878    4,202,049   SH           X                1            4,202,049

IMCLONE SYS INC     COM         45245W109     100,173    2,925,603   SH           X                6            2,925,603

TIME WARNER INC     COM         887317105     193,584   11,100,000   SH           X                6           11,100,000


                                TOTAL     2,645,452



Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.